CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities
Net income	$ 185,904	$ 159,338	$ 143,291
Adjustments required to reconcile net income to net cash provided by operating activities
Depreciation and amortization	173,230	157,142	156,301
Stock-based compensation	80,864	67,223	56,980
Accrued severance pay, net	(1,964)	1,020	(788)
Amortization of premium and discount and accrued interest on marketable securities	(53)	(598)	646
Deferred taxes, net	(12,208)	(30,172)	(70,805)
Increase (Decrease) in Operating Capital [Abstract]
Trade receivables, net	(29,863)	(72,583)	37,735
Prepaid expenses and other current assets	(76,180)	(29,852)	(6,839)
Trade payables	777	(3,526)	2,665
Accrued expenses and other liabilities	31,730	48,095	25,541
Operating lease right-of-use assets, net	(19,104)
Deferred revenues	13,810	92,768	41,624
Long term liabilities	(311)	(1,024)	(5,169)
Operating lease liabilities	(18,839)
Amortization of discount on debt	9,236	8,670	13,547
Other	(1,079)	108	(67)
Net cash provided by operating activities	374,158	396,609	394,662
Cash flows from investing activities
Purchase of property and equipment	(27,293)	(31,442)	(39,889)
Purchase of investments	(619,060)	(429,500)	(133,423)
Proceeds from investments	362,713	137,180	64,295
Payments for business and asset acquisitions, net of cash acquired	(25,972)	(104,776)	(76,027)
Capitalization of internal use software costs	(34,679)	(32,225)	(27,936)
Net cash used in investing activities	(344,291)	(460,763)	(212,980)
Cash flows from financing activities
Proceeds from issuance of shares upon exercise of options	5,428	19,048	19,240
Purchase of treasury shares	(47,276)	(26,004)	(24,428)
Dividends paid	0	0	(9,637)
Capital lease payments	(816)	(876)	(137)
Proceeds from issuance of exchangeable senior notes, net	0	0	260,135
Repayment of loan	0	0	(260,000)
Repayment of short-term debt	0	(8,436)	0
Net cash used in financing activities	(42,664)	(16,268)	(14,827)
Effect of exchange rate changes on cash	(979)	(5,781)	4,421
Net change in cash and cash equivalents	(13,776)	(86,203)	171,276
Cash and cash equivalents at the beginning of the year	242,099	328,302	157,026
Cash and cash equivalents at the end of the year	228,323	242,099	328,302
Cash paid during the year for
Income taxes	65,200	42,858	33,029
Interest	11,493	12,319	7,910
Non-cash activities
Decrease in other receivables with respect to exercise of share options	0	53	138
Increase in accrued expenses and other liabilities with respect to purchase of treasury shares	$ 35	$ 1,282	$ 0